INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of income tax reconciliation

	December 31, 2022	December 31, 2021
Loss before income taxes	$(359.3)	$(736.2)
Income tax recovery at the combined basic federal and provincial tax rate (26.5% in 2022; and 26.5% in 2021)	(95.2)	(195.1)
Decrease (increase) resulting from:
Permanent differences	(87.0)	73.6
Variance between combined Canadian tax rate and the tax rate applicable to U.S. earnings	3.7	(0.5)
De-recognition of deferred income tax assets	1.2	4.9
Other	1.2	7.9
Income tax recovery	$(176.1)	$(109.2)

Schedule of deferred tax assets and liabilities

						Recognized in
	Balance,		Acquisitions			other	Balance,
	December	Discontinued	via business	Foreign	Recognized	comprehensive	December
	31, 2021	operations	combinations	exchange	in net loss	loss	31, 2022
Deferred income tax assets
Non-capital loss carry forwards	$446.8	$(13.8)	$5.7	$11.0	$15.0	$—	$464.7
Landfill closures and post-closure obligations	178.1	—	0.9	9.8	16.2	—	205.0
Accrued liabilities	1.2	—	(0.3)	1.2	1.3	—	3.4
Other	134.2	19.2	6.1	(2.0)	37.2	—	194.7
	760.3	5.4	12.4	20.0	69.7	—	867.8
Deferred income tax liabilities
Property and equipment	774.9	(13.5)	62.6	60.0	45.9	—	929.9
Intangible assets	711.7	(1.9)	3.4	(1.7)	(119.4)	—	592.1
Cash flow hedges	5.8	—	—	—	—	(21.6)	(15.8)
Other	(8.2)	(3.7)	(2.0)	(4.6)	(37.3)	—	(55.8)
	1,484.2	(19.1)	64.0	53.7	(110.8)	(21.6)	1,450.4
Net deferred income tax liabilities	$723.9	$(24.5)	$51.6	$33.7	$(180.5)	$(21.6)	$582.6

						Recognized in
	Balance,	Acquisitions				other	Balance,
	December	via business	Foreign	Recognized	Recognized	comprehensive	December
	31, 2020	combinations(1)	exchange	in equity	in net loss(1)	loss	31, 2021
Deferred tax assets
Non-capital loss carry forwards	$426.8	$0.5	$0.2	$—	$19.3	$—	$446.8
Landfill closures and post-closure obligations	179.9	(18.3)	(0.7)	—	17.2	—	178.1
Accrued liabilities	10.1	0.7	(1.1)	—	(8.5)	—	1.2
Other	106.0	18.6	(0.1)	2.1	7.6	—	134.2
	722.8	1.5	(1.7)	2.1	35.6	—	760.3
Deferred tax liabilities
Property and equipment	671.2	130.7	(2.2)	—	(24.8)	—	774.9
Intangible assets	615.7	158.9	(1.0)	—	(61.9)	—	711.7
Cash flow hedges	9.8	—	—	—	(0.2)	(3.8)	5.8
Other	(0.4)	0.1	(0.5)	—	(7.4)	—	(8.2)
	1,296.3	289.7	(3.7)	—	(94.3)	(3.8)	1,484.2
Net deferred income tax liabilities	$573.5	$288.2	$(2.0)	$(2.1)	$(129.9)	$(3.8)	$723.9

(1)	Includes deferred tax expense of $1.8 million associated with discontinued operations, refer to Note 2 and Note 25.